Cover	Aug. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2022
Entity File Number	000-54030
Entity Registrant Name	NATURALSHRIMP INCORPORATED
Entity Central Index Key	0001465470
Entity Tax Identification Number	74-3262176
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5501 LBJ Freeway
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	(888)
Local Phone Number	791-9474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false